Investments	12 Months Ended
Dec. 31, 2018
Investments
Investments

Note 3 - Investments

The following is a summary of the estimated fair value of short-term investments classified as trading securities at the end of each year:

	December 31,
	2018	2017
	Fair	Fair
(Millions of dollars)	Value	Value
Domestic equity securities	$632	$752
Domestic debt securities	268	439
Foreign equity securities	218	319
Money market funds held in trading accounts	146	10
Collateralized loan obligations	28	29
High yield securities	19	21
Foreign debt securities	16	—
Term deposits	9	—
Other trading securities	—	6
Total trading short-term investments	$1,336	$1,576

The change in unrealized gains (losses) related to trading securities still held at the end of the respective reporting period was $(110) million, $146 million and $49 million for the years ended December 31, 2018, 2017 and 2016, respectively.

Seaboard had $66 million of equity securities denominated in foreign currencies as of December 31, 2018, with $25 million in euros, $20 million in Japanese yen, $9 million in the British pound, $3 million in the Swiss franc and the remaining $9 million in various other currencies. Seaboard had $114 million of equity securities denominated in foreign currencies as of December 31, 2017, with $48 million in euros, $25 million in Japanese yen, $20 million in the British pound, $6 million in the Swiss franc and the remaining $15 million in various other currencies. Also, money market funds included $10 million and less than $1 million denominated in various foreign currencies as of December 31, 2018 and 2017, respectively. Term deposits are denominated in the West African franc.

In addition to its short-term investments, Seaboard also has trading securities related to Seaboard’s deferred compensation plans classified in other current assets in the consolidated balance sheets. See Note 10 for information on the types of trading securities held related to the deferred compensation plans. See Note 9 for a discussion of assets held in conjunction with investments related to Seaboard’s defined benefit pension plan.